Federated Hermes SDG Engagement Equity Fund Expense Example - Class A and IS and R6 Shares [Member] - Federated Hermes SDG Engagement Equity Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 698
Expense Example, with Redemption, 3 Years	1,010
Expense Example, with Redemption, 5 Years	1,343
Expense Example, with Redemption, 10 Years	2,284
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,443